TAXATION - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Balance at the beginning of year	¥ (396,919)	$ (57,548)	¥ (257,579)
Change of valuation allowance in the current year	(168,103)	(24,372)	(139,340)
Balance at the end of year	¥ (565,022)	$ (81,920)	¥ (396,919)